Cover	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	DAUCH CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14303
Entity Tax Identification Number	38-3161171
Entity Address, Address Line One	One Dauch Drive
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48211-1198
City Area Code	(313)
Local Phone Number	758-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DCH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001062231